Issued Capital - Summary of Common Shares Issued and Outstanding (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Discount applied to average share price in determining number of shares to be issued under DRIP	1.00%